Average Annual Total Returns - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2023
Fidelity Advisor Strategic Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.84%)
Past 5 years	0.32%
Past 10 years	1.91%
Fidelity Advisor Strategic Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.99%)
Past 5 years	(1.17%)
Past 10 years	0.35%
Fidelity Advisor Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.75%)
Past 5 years	(0.29%)
Past 10 years	0.83%
Fidelity Advisor Strategic Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.85%)
Past 5 years	0.40%
Past 10 years	1.73%
Fidelity Advisor Strategic Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.91%)
Past 5 years	0.33%
Past 10 years	1.92%
Fidelity Advisor Strategic Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.18%)
Past 5 years	1.39%
Past 10 years	2.58%
Fidelity Advisor Strategic Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.00%)
Since Inception	1.77%	[1]
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Past 10 years	1.33%
F0097
Average Annual Return:
Past 1 year	(11.68%)
Past 5 years	0.76%
Past 10 years	2.10%

[1]	A From October 2, 2018